Revenue - Net revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deductions:
Taxes	R$ (3,416)	R$ (3,850)	R$ (1,197)
Revenue	1,775,427	1,232,074	1,001,710
Educational content
Revenue
Revenues from contracts with customers before deductions	1,761,415	1,218,687	998,373
Deductions:
Revenue	1,757,999	1,214,837	997,176
Other
Revenue
Revenues from contracts with customers before deductions	17,428	17,237	4,534
Deductions:
Revenue	R$ 17,428	R$ 17,237	R$ 4,534